Nuveen Credit Strategies Income Fund
Portfolio of Investments April 30, 2024
(Unaudited)
JQC
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
LONG-TERM INVESTMENTS - 138.8%  (94.1% of Total Investments)
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 118 .4% ( 80 .3 % of Total Investments) (b) X 945,087,235
Automobiles & Components - 0.7% (0.5% of Total Investments)
$ 3,927 Clarios Global LP, Term Loan B 8.316% SOFR30A 3.000% 5/06/30 $ 3,945,663
1,451 DexKo Global Inc., Term Loan B 9.321% SOFR90A 3.750% 10/04/28 1,441,864
Total Automobiles & Components 5,387,527
Capital Goods - 8.1% (5.5% of Total Investments)
2,094 ACProducts, Inc., Term Loan B 9.814% SOFR90A 4.250% 5/17/28 1,823,733
408 Aegion Corporation, Term Loan 9.567% TSFR1M 4.250% 5/17/28 411,266
4,667 Ali Group North America
Corporation, Term Loan B
7.445% SOFR30A 2.000% 10/13/28 4,682,720
1,721 Alliance Laundry Systems LLC,
Term Loan B
8.910% 3.500% 10/08/27 1,729,430
799 Atlas CC Acquisition Corp, Term
Loan B
9.855% TSFR3M 4.250% 5/25/28 736,288
163 Atlas CC Acquisition Corp, Term
Loan C
9.855% TSFR3M 4.250% 5/25/28 149,754
1,786 Centuri Group, Inc, Term Loan B 7.871% 2.500% 8/28/28 1,790,285
5,146 Chamberlain Group Inc, Term
Loan B
8.666% SOFR30A 3.250% 10/22/28 5,148,313
540 Chariot Buyer LLC ,Term Loan ,
(WI/DD)
TBD TBD TBD TBD 541,785
1,280 Chart Industries, Inc., Term Loan 8.673% SOFR30A 3.250% 3/18/30 1,286,240
12,457 Core & Main LP, Term Loan B 7.918% 2.500% 6/10/28 12,534,843
552 Cornerstone Building Brands,
Inc., Term Loan B
8.671% SOFR30A 3.250% 4/12/28 542,425
390 Dynasty Acquisition Co Inc
,Term Loan , (WI/DD)
TBD TBD TBD TBD 392,033
1,999 Madison IAQ LLC, Term Loan 8.680% SOFR30A 3.250% 6/21/28 2,002,108
8,611 Quikrete Holdings, Inc., Term
Loan B
7.819% SOFR30A 2.500% 3/18/31 8,625,910
1,455 Resideo Funding Inc., Term
Loan
7.684% SOFR30A 2.250% 2/14/28 1,458,638
150 Standard Aero Ltd ,Term Loan ,
(WI/DD)
TBD TBD TBD TBD 151,158
1,469 Standard Industries Inc., Term
Loan B
7.680% TSFR1M 2.250% 9/22/28 1,474,078
540 Titan Acquisition Limited, Term
Loan B , (WI/DD)
TBD TBD TBD TBD 543,432
1,091 TK Elevator US Newco Inc, Term
Loan B , (WI/DD)
TBD TBD TBD TBD 1,096,793
1,940 TransDigm, Inc., Term Loan H 8.059% SOFR90A 2.750% 2/22/27 1,950,645
10,134 TransDigm, Inc., Term Loan I 8.570% SOFR90A 3.250% 8/24/28 10,195,998
730 Victory Buyer LLC, Term Loan 9.342% TSFR3M 3.750% 11/18/28 693,654
4,742 Windsor Holdings III, LLC, Term
Loan B
9.319% SOFR30A 4.000% 8/01/30 4,788,704
Total Capital Goods 64,750,233
Commercial & Professional Services - 7.3% (5.0% of Total Investments)
3,626 Allied Universal Holdco LLC,
Term Loan B
9.166% TSFR1M 3.750% 5/15/28 3,633,135
2,481 Amentum Government Services
Holdings LLC, Term Loan
9.315% SOFR30A 4.000% 2/07/29 2,489,595
937 Anticimex Global AB, Term Loan
, (WI/DD)
TBD TBD TBD TBD 922,266
1,623 Anticimex International AB,
Term Loan B1
8.461% SOFR90A 3.150% 11/16/28 1,630,204

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JQC
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Commercial & Professional Services (continued)
$ 892 CHG Healthcare Services Inc.,
Term Loan
12.909% SOFR90A 7.500% 9/29/28 $ 895,064
2,188 Covanta Holding Corporation,
Term Loan B
7.816% TSFR1M 2.500% 11/30/28 2,190,931
167 Covanta Holding Corporation,
Term Loan C
7.817% TSFR1M 2.500% 11/30/28 167,464
3,369 Creative Artists Agency, LLC ,
Term Loan B
8.566% TSFR1M 3.250% 11/27/28 3,384,726
1,161 Dun & Bradstreet Corporation
(The), Term Loan B
8.068% TSFR1M 2.750% 1/18/29 1,165,174
9,252 Garda World Security
Corporation, Term Loan B
9.583% SOFR90A 4.250% 2/01/29 9,303,106
2,034 GFL Environmental Inc., First
Lien Term Loan
7.826% TSFR3M 2.500% 5/28/27 2,046,281
9,571 GTCR W Merger Sub LLC, Term
Loan B
8.309% SOFR30A 3.000% 1/31/31 9,615,888
3,163 LABL, Inc., Term Loan, First Lien 10.416% TSFR1M 5.000% 10/29/28 3,101,847
1,571 OMNIA Partners LLC, Term
Loan B
9.074% TSFR1M 3.750% 7/25/30 1,582,060
540 Prime Security Services
Borrower, LLC, Term Loan B ,
(WI/DD)
TBD TBD TBD TBD 541,712
540 Prime Security Services
Borrower, LLC, Term Loan B
7.579% TSFR3M 2.250% 10/15/30 541,712
2,922 Trans Union, LLC, Term Loan B5 7.067% TSFR1M 1.750% 11/13/26 2,927,901
1,459 Verscend Holding Corp., Term
Loan B
9.445% 1-Month LIBOR 4.000% 8/27/25 1,460,448
4,254 Vertical US Newco Inc, Term
Loan B
9.081% 3.500% 7/30/27 4,276,132
594 VT Topco, Inc., Term Loan B 8.816% TSFR1M 3.500% 8/12/30 596,542
6,377 WIN Waste Innovations
Holdings, Inc., Term Loan B
8.180% TSFR1M 2.750% 3/27/28 6,040,491
Total Commercial & Professional Services 58,512,679
Consumer Discretionary Distribution & Retail - 4.7% (3.2% of Total Investments)
398 Academy, Ltd., Term Loan 9.193% TSFR1M 3.750% 11/08/27 399,021
1,834 Avis Budget Car Rental, LLC,
Term Loan C
8.416% SOFR30A 3.000% 3/16/29 1,829,557
1,576 Belk, Inc., Term Loan , (cash
15.299%, PIK 8.000%)
10.000% N/A N/A 7/31/25 341,484
328 Belk, Inc., Term Loan 15.000% Prime 6.500% 7/31/25 302,115
1,449 Belron Finance US LLC, Term
Loan, First Lien
7.677% SOFR90A 2.250% 4/13/29 1,452,448
4,596 CNT Holdings I Corp, Term Loan 8.830% TSFR3M 3.500% 11/08/27 4,617,497
750 Driven Holdings, LLC, Term
Loan B
8.430% SOFR30A 3.000% 12/18/28 750,948
1,539 EOS Finco Sarl, Term Loan 11.309% SOFR90A 6.000% 8/03/29 1,117,619
3,717 (d) Jo-Ann Stores, Inc., Term Loan
B1
10.076% SOFR90A 4.750% 6/30/28 102,220
540 Kodiak BP LLC ,Term Loan , (WI/
DD)
TBD TBD TBD TBD 542,703
5,860 LBM Acquisition LLC, Term Loan
B , (DD1)
9.166% TSFR1M 3.750% 12/20/27 5,874,404
540 Mister Car Wash Holdings, Inc.,
Term Loan B
8.316% TSFR1M 3.000% 3/21/31 541,858
11,324 PetSmart, Inc., Term Loan B 9.166% SOFR30A 3.750% 2/14/28 11,182,832
3,513 Restoration Hardware, Inc., Term
Loan B
7.930% SOFR30A 2.500% 10/15/28 3,433,913
748 SRS Distribution Inc., Term Loan 8.666% SOFR30A 3.250% 6/04/28 753,916
997 SRS Distribution Inc., Term Loan
B
8.930% SOFR30A 3.500% 6/05/28 1,005,759

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Discretionary Distribution & Retail (continued)
$ 3,220 Wand NewCo 3, Inc., Term
Loan B
9.066% SOFR30A 3.750% 1/30/31 $ 3,244,778
Total Consumer Discretionary Distribution & Retail 37,493,072
Consumer Durables & Apparel - 3.2% (2.1% of Total Investments)
500 (e) AI Aqua Merger Sub, Inc., Term
Loan
9.570% 4.250% 7/31/28 503,125
7,529 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien , (DD1)
TBD TBD TBD TBD 7,563,529
575 Amer Sports Company, Term
Loan
8.576% TSFR3M 3.250% 2/18/31 577,337
1,260 Birkenstock GmbH & Co. KG,
Term Loan B
8.827% SOFR90A 3.250% 4/28/28 1,267,562
7,282 Hayward Industries, Inc., Term
Loan
8.180% SOFR30A 2.750% 5/30/28 7,296,759
6 Serta Simmons Bedding, LLC,
Term Loan
12.924% SOFR90A 7.500% 6/29/28 5,492
1,056 SRAM, LLC , Term Loan B 8.180% SOFR30A 2.750% 5/18/28 1,057,468
4,480 Topgolf Callaway Brands Corp.,
Term Loan B
8.316% TSFR1M 3.000% 3/09/30 4,500,558
2,767 Weber-Stephen Products LLC,
Term Loan B , (DD1)
8.680% SOFR30A 3.250% 10/29/27 2,563,105
Total Consumer Durables & Apparel 25,334,935
Consumer Services - 15.4% (10.4% of Total Investments)
8,557 1011778 B.C. Unlimited Liability
Company, Term Loan B5 , (DD1)
7.566% TSFR1M 2.250% 9/23/30 8,581,012
4,347 Alterra Mountain Company,
Term Loan B4
8.577% TSFR1M+1-
Week LIBOR
3.250% 8/17/28 4,371,394
993 Alterra Mountain Company,
Term Loan B5
8.827% TSFR1M 3.500% 5/31/30 999,115
1,834 Aramark Services, Inc., Term
Loan B6
7.317% TSFR1M 2.000% 6/24/30 1,835,960
7,727 Caesars Entertainment Corp,
Term Loan B
8.666% SOFR30A 3.250% 1/25/30 7,752,565
1,938 Caesars Entertainment Inc.,
Term Loan B1
8.066% TSFR1M 2.750% 2/06/31 1,942,586
1,700 Carnival Corporation, Term
Loan B
8.067% SOFR30A 2.750% 10/18/28 1,709,280
2,324 Carnival Corporation, Term
Loan B
8.067% SOFR30A 2.750% 8/09/27 2,339,112
3,289 Churchill Downs Incorporated,
Term Loan B1
7.416% TSFR1M 2.000% 3/17/28 3,296,448
6,596 ClubCorp Holdings, Inc., Term
Loan B2
10.564% SOFR90A 5.000% 9/18/26 6,619,178
12,796 Fertitta Entertainment, LLC,
Term Loan B
9.069% SOFR30A 3.750% 1/29/29 12,840,145
1,345 Fleet Midco I Limited, Term
Loan B
8.574% TSFR3M 3.250% 2/10/31 1,351,725
9,975 Flutter Entertainment PLC, Term
Loan B
7.559% SOFR90A 2.250% 11/29/30 10,005,274
4,988 Formula One Holdings Limited,
Term Loan B
7.559% SOFR90A 2.250% 1/15/30 5,002,341
3,106 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.909% SOFR90A 3.500% 10/31/29 3,120,405
3,231 Hilton Domestic Operating
Company, Inc., Term Loan B4
7.417% SOFR30A 2.000% 11/08/30 3,242,253
2,925 Hilton Grand Vacations
Borrower LLC, Term Loan B
7.816% TSFR1M 2.500% 8/02/28 2,932,868
480 Hilton Grand Vacations
Borrower LLC, Term Loan B
7.941% TSFR1M 2.625% 1/17/31 481,550

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JQC
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Services (continued)
$ 10,209 IRB Holding Corp, Term Loan B 8.166% SOFR30A 2.750% 12/15/27 $ 10,236,407
5,634 Life Time Fitness Inc , Term
Loan, First Lien
9.591% SOFR90A 4.000% 1/15/26 5,673,960
4,679 Light and Wonder International,
Inc., Term Loan
8.071% TSFR1M 2.750% 4/16/29 4,694,985
4,771 Motion Finco Sarl, Term Loan B
, (DD1)
9.071% SOFR90A 3.500% 11/30/29 4,771,237
363 NASCAR Holdings, Inc, Term
Loan B
7.930% SOFR30A 2.500% 10/19/26 366,156
571 PCI Gaming Authority, Term
Loan
7.930% SOFR30A 2.250% 5/29/26 572,883
1,824 Penn National Gaming, Inc.,
Term Loan B
8.166% SOFR30A 2.750% 4/20/29 1,828,416
1,612 PG Investment Company 59 S.a
r.l., Term Loan B , (DD1)
8.812% SOFR90A 3.500% 3/24/31 1,619,722
6,326 Scientific Games Holdings LP,
Term Loan B , (DD1)
8.556% SOFR90A 3.250% 2/04/29 6,336,365
3,900 SeaWorld Parks &
Entertainment, Inc., Term Loan B
7.816% TSFR1M 2.500% 8/25/28 3,903,482
4,004 Spin Holdco Inc., Term Loan 9.585% SOFR90A 4.000% 3/06/28 3,545,646
371 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
8.187% SOFR30A+1-
Month LIBOR
2.750% 5/16/25 372,624
478 WW International, Inc., Term
Loan B
8.930% TSFR1M 3.500% 4/13/28 218,463
Total Consumer Services 122,563,557
Consumer Staples Distribution & Retail - 0.4% (0.3% of Total Investments)
1,485 Cardenas Markets, Inc., Term
Loan
12.159% SOFR90A 6.750% 8/01/29 1,495,854
1,960 US Foods, Inc., Term Loan B 7.316% TSFR1M 2.000% 11/22/28 1,971,473
Total Consumer Staples Distribution & Retail 3,467,327
Diversified Financials - 0.0% (0.0% of Total Investments)
3,111 (d) Ditech Holding Corporation,
Term Loan
0.000% N/A N/A 6/30/24 342,226
Total Diversified Financials 342,226
Energy - 1.6% (1.1% of Total Investments)
3,885 Freeport LNG Investments, LLLP,
Term Loan A , (DD1)
8.586% TSFR3M 3.000% 11/16/26 3,858,626
2,041 Gulf Finance, LLC, Term Loan 12.181% SOFR30A 6.750% 8/25/26 2,049,225
2,924 Oryx Midstream Services
Permian Basin LLC, Term Loan B
8.436% SOFR30A 3.000% 10/05/28 2,937,170
2,933 TransMontaigne Operating
Company L.P., Term Loan B
8.933% SOFR30A 3.500% 11/05/28 2,941,151
1,113 Whitewater Whistler Holdings,
LLC, Term Loan B
8.063% SOFR90A 2.750% 2/15/30 1,117,735
Total Energy 12,903,907
Financial Services - 0.9% (0.6% of Total Investments)
720 Advisor Group Holdings Inc
,Term Loan , (WI/DD)
TBD TBD TBD TBD 725,235
309 Aragorn Parent Corporation,
Term Loan
9.569% SOFR30A 4.250% 12/15/28 311,235
1,102 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
6.915% TSFR1M 1.500% 2/12/27 1,103,972
2,540 Avolon TLB Borrower 1 (US)
LLC, Term Loan B6
7.315% TSFR1M 2.000% 6/22/28 2,548,120

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Financial Services (continued)
$ 540 Kestra Advisor Services
Holdings A Inc ,Term Loan , (WI/
DD)
TBD TBD TBD TBD $ 543,375
1,495 NCR Atleos LLC, Term Loan B 10.175% 4.750% 3/27/29 1,507,201
Total Financial Services 6,739,138
Food Beverage & Tobacco - 0.2% (0.1% of Total Investments)
2,028 City Brewing Company, LLC,
First Lien
8.797% TSFR1M 3.500% 4/14/28 1,475,698
Total Food Beverage & Tobacco 1,475,698
Food, Beverage & Tobacco - 2.3% (1.6% of Total Investments)
179 8th Avenue Food & Provisions,
Inc., Term Loan
10.180% SOFR30A 4.750% 10/01/25 173,261
2,236 8th Avenue Food & Provisions,
Inc., Term Loan, First Lien
9.180% 1-Month LIBOR 3.750% 10/01/25 2,159,115
368 Arterra Wines Canada, Inc.,
Term Loan
9.071% SOFR90A 3.500% 11/25/27 339,385
1,715 CHG PPC Parent LLC, Term Loan 8.430% SOFR30A 3.000% 12/08/28 1,719,058
743 City Brewing Company, LLC
Term Loan , (WI/DD)
TBD TBD TBD TBD 741,129
2,029 City Brewing Company, LLC,
Term Loan
8.797% TSFR3M 3.500% 4/14/28 1,876,317
1,925 Froneri International Ltd., Term
Loan
7.666% TSFR1M 2.250% 2/01/27 1,929,245
4,814 Pegasus BidCo BV, Term Loan 9.057% SOFR90A 3.750% 7/12/29 4,835,271
1,596 Sycamore Buyer LLC, Term
Loan B
7.683% SOFR30A 2.250% 7/23/29 1,583,485
2,804 Triton Water Holdings, Inc, Term
Loan
8.814% SOFR90A 3.250% 3/31/28 2,796,645
499 Triton Water Holdings, Inc, Term
Loan B
9.302% SOFR90A 4.000% 3/31/28 500,246
Total Food, Beverage & Tobacco 18,653,157
Health Care Equipment & Services - 15.0% (10.2% of Total Investments)
898 ADMI Corp., Term Loan B5 11.066% TSFR1M 5.750% 12/23/27 905,044
4,875 AHP Health Partners, Inc., Term
Loan B
8.930% SOFR30A 3.500% 8/23/28 4,894,817
14,646 Bausch & Lomb, Inc., Term Loan 8.669% SOFR30A 3.250% 5/05/27 14,575,210
895 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.659% SOFR90A 4.250% 4/12/29 899,525
1,939 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.659% SOFR90A 4.250% 4/12/29 1,948,971
1,693 Gainwell Acquisition Corp.,
Term Loan B
9.409% SOFR90A 4.000% 10/01/27 1,619,469
2,831 Global Medical Response, Inc.,
Term Loan
9.680% SOFR30A 4.250% 3/14/25 2,693,011
10,823 Global Medical Response, Inc.,
Term Loan B
9.813% SOFR90A 4.250% 10/02/25 10,308,488
20,353 Medline Borrower, LP, Term
Loan B , (DD1)
8.066% TSFR1M 2.750% 10/23/28 20,429,720
98 Medline Borrower, LP, Term
Loan B
8.068% SOFR30A 2.750% 10/23/28 98,370
6,492 National Mentor Holdings, Inc.,
Term Loan
9.163% 3.750% 3/02/28 5,939,583
209 National Mentor Holdings, Inc.,
Term Loan C
9.159% SOFR90A 3.750% 3/02/28 190,798
3,292 Onex TSG Intermediate Corp.,
Term Loan B
10.341% TSFR3M 4.750% 2/28/28 3,296,044

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JQC
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Health Care Equipment & Services (continued)
$ 540 Pacific Dental Services Inc ,Term
Loan , (WI/DD)
TBD TBD TBD TBD $ 541,971
540 Packaging Coordinators Midco,
Inc., Term Loan, First Lien ,
(DD1)
9.071% SOFR90A 3.500% 11/30/27 542,147
15,427 Parexel International
Corporation, Term Loan, First
Lien
8.680% SOFR30A 3.250% 11/15/28 15,493,636
10,512 Phoenix Guarantor Inc, Term
Loan
8.567% TSFR1M 3.250% 2/21/31 10,450,689
9,295 Select Medical Corporation,
Term Loan B1
8.316% TSFR1M 3.000% 3/05/27 9,315,436
3,110 Star Parent, Inc., Term Loan B 9.309% SOFR90A 4.000% 9/30/30 3,112,923
11,892 Surgery Center Holdings, Inc.,
Term Loan , (DD1)
8.815% TSFR1M 3.500% 12/19/30 11,976,684
938 Team Health Holdings, Inc.,
Term Loan B
10.575% SOFR90A 5.250% 3/02/27 825,005
Total Health Care Equipment & Services 120,057,541
Household & Personal Products - 0.4% (0.3% of Total Investments)
2,237 Kronos Acquisition Holdings
Inc., Term Loan B
9.314% SOFR90A 3.750% 12/22/26 2,243,802
1,086 Kronos Acquisition Holdings
Inc., Term Loan, First Lien
11.493% SOFR90A 6.000% 12/22/26 1,091,764
Total Household & Personal Products 3,335,566
Insurance - 10.0% (6.8% of Total Investments)
13,339 Acrisure, LLC, Term Loan B 8.930% 1-Month LIBOR 3.500% 2/15/27 13,348,447
8,891 Alliant Holdings Intermediate,
LLC, Term Loan B6 , (DD1)
8.819% SOFR30A 3.500% 11/06/30 8,936,283
1,575 AmWINS Group, Inc., Term
Loan B
8.180% SOFR30A 2.750% 2/19/28 1,581,599
594 AssuredPartners, Inc., Term Loan
B , (WI/DD)
TBD TBD TBD TBD 595,470
4,200 AssuredPartners, Inc., Term
Loan B5
8.816% TSFR1M 3.500% 2/14/31 4,223,142
361 Asurion LLC, Term Loan B11 ,
(DD1)
9.666% SOFR30A 4.250% 8/21/28 352,579
5,375 Asurion LLC, Term Loan B8 8.680% SOFR30A 3.250% 12/23/26 5,266,072
3,102 Asurion LLC, Term Loan B9 8.680% SOFR30A 3.250% 7/30/27 3,020,793
1,113 Broadstreet Partners, Inc., Term
Loan B
8.430% SOFR30A 3.000% 1/27/27 1,115,946
2,490 Broadstreet Partners, Inc., Term
Loan B2 , (DD1)
8.680% SOFR30A 3.250% 1/27/27 2,496,810
9,196 Broadstreet Partners, Inc., Term
Loan B3 , (DD1)
9.066% TSFR1M 3.750% 1/26/29 9,239,826
11,431 HUB International Limited, Term
Loan B , (DD1)
8.569% TSFR3M 3.250% 6/20/30 11,501,947
241 Ryan Specialty Group, LLC, Term
Loan
8.066% SOFR30A 2.750% 9/01/27 242,004
10,635 Truist Insurance Holdings LLC
,Term Loan , (WI/DD)
TBD TBD TBD TBD 10,669,936
831 USI, Inc., Term Loan 8.552% SOFR90A 3.250% 9/27/30 834,555
6,450 USI, Inc., Term Loan B , (DD1) 8.302% SOFR90A 3.000% 11/23/29 6,473,134
Total Insurance 79,898,543

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Materials - 7.2% (4.9% of Total Investments)
$ 791 Arsenal AIC Parent LLC, Term
Loan B
9.066% TSFR1M 3.750% 8/19/30 $ 797,952
1,787 ASP Unifrax Holdings Inc, Term
Loan B
9.202% SOFR90A 3.750% 12/12/25 1,730,679
2,695 Axalta Coating Systems U.S.
Holdings, Inc., Term Loan B6
7.330% TSFR3M 2.000% 12/20/29 2,705,262
540 Berlin Packaging LLC, Term
Loan B5 , (WI/DD)
TBD TBD TBD TBD 540,980
4,614 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.091% SOFR30A 3.675% 4/13/29 4,638,629
3,380 CPC Acquisition Corp, Term
Loan
9.321% SOFR90A 3.750% 12/29/27 2,869,485
4,518 Discovery Purchaser
Corporation, Term Loan
9.681% TSFR3M 4.375% 8/03/29 4,520,320
1,112 INEOS Quattro Holdings UK
Ltd, Term Loan
9.180% SOFR30A 3.750% 3/03/30 1,110,911
2,930 INEOS Quattro Holdings UK
Ltd, Term Loan B, First Lien
9.666% SOFR30A 4.250% 3/29/29 2,928,040
3,408 Ineos US Finance LLC, Term
Loan B , (DD1)
8.930% SOFR30A 3.500% 2/09/30 3,421,106
3,040 Ineos US Finance LLC, Term
Loan B
9.067% TSFR1M 3.750% 1/31/31 3,053,315
1,720 Klockner-Pentaplast of America,
Inc., Term Loan B , (DD1)
10.267% SOFR180A 4.725% 2/09/26 1,559,502
451 Kraton Corporation, Term Loan 8.841% SOFR90A 3.250% 3/15/29 434,017
1,845 Lonza Group AG, Term Loan B 9.334% SOFR90A 3.925% 7/03/28 1,775,011
5,345 Nouryon Finance B.V., Term
Loan B
9.397% SOFR90A 4.000% 4/03/28 5,366,088
494 PQ Corporation, Term Loan B 7.930% TSFR3M 2.500% 6/09/28 494,704
3,072 Reynolds Group Holdings Inc. ,
Term Loan B
8.685% SOFR30A 3.250% 9/25/28 3,091,704
2,162 Reynolds Group Holdings Inc. ,
Term Loan B2
8.680% SOFR30A 3.250% 2/05/26 2,176,099
481 Starfruit Finco B.V, Term Loan 9.423% SOFR30A 4.000% 3/03/28 482,867
540 SupplyOne Inc ,Term Loan , (WI/
DD)
TBD TBD TBD TBD 542,363
4,887 TricorBraun Holdings, Inc., Term
Loan
8.680% SOFR30A 3.250% 3/03/28 4,840,993
1,122 Tronox Finance LLC, Term Loan
B
8.816% TSFR1M 3.500% 8/16/28 1,126,575
7,337 Viant Medical Holdings, Inc.,
Term Loan, First Lien
9.180% TSFR1M 3.750% 7/02/25 7,340,381
Total Materials 57,546,983
Media & Entertainment - 4.9% (3.3% of Total Investments)
3,601 ABG Intermediate Holdings 2
LLC, Term Loan B1
8.918% SOFR30A 3.500% 12/21/28 3,623,602
554 Adevinta ASA, Term Loan B 8.332% SOFR90A 2.750% 6/26/28 555,925
961 Altice Financing SA, Term Loan 10.329% TSFR3M 5.000% 10/29/27 875,232
2,214 AMC Entertainment Holdings,
Inc. , Term Loan B
8.433% SOFR30A 3.000% 4/22/26 1,927,300
950 Cable One, Inc., Term Loan B4 7.430% SOFR30A 2.000% 5/03/28 944,771
2,205 Cengage Learning, Inc., Term
Loan B
9.565% TSFR1M 4.250% 3/18/31 2,212,089
324 Checkout Holding Corp., Term
Loan
14.801% TSFR3M 9.500% 5/24/30 169,996
1,980 Cinemark USA, Inc., Term Loan
B
9.062% 3.750% 5/18/30 1,991,662
4,346 Clear Channel Outdoor
Holdings, Inc., Term Loan
9.430% TSFR1M 4.000% 8/23/28 4,355,026

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JQC
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Media & Entertainment (continued)
$ 4,185 Crown Finance US, Inc., Term
Loan , (cash 6.941%, PIK
7.000%)
6.965% TSFR1M+1-
Month LIBOR
4.250% 7/31/28 $ 4,265,833
3,224 DirecTV Financing, LLC, Term
Loan
10.430% TSFR1M 5.000% 8/02/27 3,245,108
229 Getty Images, Inc., Term Loan B 9.909% SOFR90A 4.500% 2/19/26 229,811
4,141 Gray Television, Inc., Term Loan
E
7.942% TSFR1M 2.500% 1/02/26 4,094,562
954 Lions Gate Capital Holdings
LLC, Term Loan B
7.666% SOFR30A 2.250% 3/24/25 953,941
4,911 McGraw-Hill Global Education
Holdings, LLC, Term Loan
10.180% SOFR30A 4.750% 7/31/28 4,922,524
404 Mission Broadcasting, Inc., Term
Loan B
7.942% TSFR1M 2.500% 6/02/28 402,326
1,019 Nexstar Broadcasting, Inc., Term
Loan B4
7.930% SOFR30A 2.500% 9/18/26 1,020,831
451 Radiate Holdco, LLC, Term Loan
B
8.680% TSFR1M 3.250% 9/25/26 364,954
847 Red Ventures, LLC, Term Loan B 8.317% TSFR1M 3.000% 2/23/30 848,502
750 Virgin Media Bristol LLC, Term
Loan Y
8.656% SOFR180A 3.250% 3/06/31 737,970
1,605 Wood Mackenzie Limited, Term
Loan B
8.814% SOFR90A 3.500% 2/10/31 1,614,108
Total Media & Entertainment 39,356,073
Pharmaceuticals, Biotechnology & Life Sciences - 2.1% (1.4% of Total Investments)
2,322 Curia Global, Inc., Term Loan 9.171% 3.750% 8/28/26 2,211,472
10,281 Jazz Financing Lux S.a.r.l., Term
Loan B , (DD1)
8.430% SOFR30A 3.000% 5/05/28 10,352,834
2,542 Organon & Co, Term Loan 8.433% SOFR30A 3.000% 6/02/28 2,559,586
1,616 Perrigo Investments, LLC, Term
Loan B
7.666% SOFR30A 2.250% 4/05/29 1,616,894
Total Pharmaceuticals, Biotechnology & Life Sciences 16,740,786
Real Estate Management & Development - 0.6% (0.4% of Total Investments)
2,353 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.666% SOFR30A 3.250% 1/31/30 2,361,903
2,494 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
9.066% TSFR1M 4.000% 1/31/30 2,506,219
132 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.180% SOFR30A 2.750% 8/21/25 132,399
Total Real Estate Management & Development 5,000,521
Semiconductors & Semiconductor Equipment - 0.1% (0.1% of Total Investments)
2,222 Bright Bidco B.V., Term Loan ,
(cash 6.378%, PIK 8.000%)
7.165% TSFR3M+3-
Month LIBOR
4.500% 10/31/27 672,260
Total Semiconductors & Semiconductor Equipment 672,260
Software & Services - 20.0% (13.5% of Total Investments)
1,572 Ahead DB Holdings, LLC, Term
Loan B
9.159% SOFR90A 3.750% 10/18/27 1,577,512
1,042 Apttus Corporation, Term Loan 9.430% TSFR1M 4.000% 5/08/28 1,044,662
10,110 Avaya, Inc., Term Loan 6.642% 1-Month 5.326% 8/01/28 8,799,640
3,295 Azalea Topco Inc ,Term Loan ,
(WI/DD)
TBD TBD TBD TBD 3,288,822
10,851 Banff Merger Sub Inc, Term
Loan
9.566% SOFR30A 4.250% 12/29/28 10,931,213
1,200 Camelot U.S. Acquisition LLC,
Term Loan B
8.066% TSFR1M 2.750% 1/31/31 1,203,750

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Software & Services (continued)
$ 992 CCC Intelligent Solutions Inc.,
Term Loan B
7.680% SOFR30A 2.250% 9/21/28 $ 994,023
6,303 Cotiviti Inc ,Term Loan , (WI/DD) TBD TBD TBD TBD 6,316,110
2,811 DTI Holdco, Inc., Term Loan 10.066% SOFR30A 4.750% 4/21/29 2,815,609
10,439 Epicor Software Corporation,
Term Loan
8.680% SOFR30A 3.250% 7/30/27 10,496,813
324 Genesys Cloud Services
Holdings II LLC, Term Loan B
9.180% SOFR30A 3.750% 12/01/27 326,518
5,246 Greeneden U.S. Holdings II,
LLC, Term Loan B4
8.816% TSFR1M 4.000% 12/01/27 5,279,714
6,860 Informatica LLC, Term Loan B 8.195% SOFR30A 2.750% 10/14/28 6,880,580
120 Ivanti Software, Inc., Term Loan
B
9.555% SOFR90A 4.000% 12/01/27 111,338
1,320 Ivanti Software, Inc., Term Loan
B
9.814% SOFR90A 4.250% 12/01/27 1,230,026
6,068 McAfee, LLC, Term Loan B 9.177% SOFR30A 3.750% 2/03/29 6,089,207
783 Mitchell International, Inc., Term
Loan B
9.195% TSFR1M 3.750% 10/16/28 785,112
2,971 NortonLifeLock Inc., Term Loan
B
7.416% SOFR30A 2.000% 1/28/29 2,978,709
10,170 Open Text Corporation, Term
Loan B , (DD1)
8.166% SOFR30A 2.750% 1/31/30 10,210,567
3,789 Peraton Corp., Term Loan B 9.166% SOFR30A 3.750% 2/01/28 3,794,917
727 Project Ruby Ultimate Parent
Corp., Term Loan
8.680% 1-Month LIBOR 3.250% 3/10/28 727,955
1,675 Proofpoint, Inc., Term Loan, First
Lien
8.680% SOFR30A 3.250% 8/31/28 1,683,748
3,607 Quartz Acquireco LLC, Term
Loan B
8.809% SOFR90A 3.500% 4/14/30 3,628,300
4,360 Rackspace Technology Global,
Inc., Term Loan, First Lien
11.552% TSFR1M 6.250% 5/15/28 4,370,655
8,027 Rackspace Technology Global,
Inc., Term Loan, First Lien
8.186% TSFR3M 2.750% 5/15/28 3,787,759
9,753 Sophia, L.P., Term Loan B 8.916% SOFR30A 3.500% 10/29/29 9,798,021
1 SS&C European Holdings Sarl,
Term Loan B4
7.180% TSFR1M 1.750% 4/16/25 1,354
1 SS&C Technologies Inc., Term
Loan B3
7.180% TSFR1M 1.750% 4/16/25 1,390
8,003 Syniverse Holdings, Inc., Term
Loan
12.302% SOFR90A 7.000% 5/10/29 7,634,221
10,693 Tempo Acquisition LLC, Term
Loan B
8.066% TSFR1M 2.750% 8/31/28 10,736,131
17,981 Ultimate Software Group Inc
(The), Term Loan B
8.814% SOFR90A 3.500% 2/10/31 18,084,299
1,996 Vision Solutions, Inc., Term Loan 11.750% Prime 3.250% 5/28/28 1,991,403
540 VS Buyer, LLC, Term Loan B 8.569% SOFR30A 3.250% 4/04/31 542,209
1,816 West Corporation, Term Loan
B3
9.450% SOFR90A 4.000% 4/10/27 1,780,724
1,335 World Wide Technology
Holding Co. LLC, Term Loan
8.171% SOFR30A 2.750% 3/01/30 1,344,584
8,100 Zelis Payments Buyer, Inc., Term
Loan B
8.066% TSFR1M 2.750% 9/28/29 8,123,449
Total Software & Services 159,391,044
Technology Hardware & Equipment - 1.6% (1.1% of Total Investments)
3,409 CommScope, Inc., Term Loan B 8.680% SOFR30A 3.250% 4/06/26 3,014,292
3,731 Delta TopCo, Inc., Term Loan B 9.121% SOFR180A 3.750% 12/01/27 3,741,357
2,066 II-VI Incorporated, Term Loan B N/A% N/A N/A 7/02/29 2,078,193
2,371 Ingram Micro Inc., Term Loan 8.571% SOFR90A 3.000% 7/02/28 2,381,116
440 MLN US HoldCo LLC, Term Loan 12.127% SOFR90A 6.700% 10/18/27 88,003

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JQC
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Technology Hardware & Equipment (continued)
$ 975 MLN US HoldCo LLC, Term
Loan, First Lien
9.929% SOFR90A 4.500% 12/01/25 $ 115,159
1,638 Riverbed Technology, Inc., Term
Loan
5.905% 3-Month 2.250% 7/03/28 1,035,886
Total Technology Hardware & Equipment 12,454,006
Telecommunication Services - 4.8% (3.2% of Total Investments)
1,649 Altice France S.A., Term Loan
B12
9.278% 3-Month LIBOR 3.688% 2/02/26 1,421,671
10,534 Altice France S.A., Term Loan
B13
9.569% 3-Month LIBOR 4.000% 8/14/26 8,946,357
1,171 Cincinnati Bell, Inc., Term Loan
B2
8.666% SOFR30A 3.250% 11/24/28 1,172,183
581 (d) Cyxtera DC Holdings, Inc., Term
Loan B
0.000% N/A N/A 5/01/25 11,623
2,114 Eagle Broadband Investments
LLC, Term Loan
8.571% SOFR90A 3.000% 11/12/27 2,105,313
6,044 Frontier Communications Corp.,
Term Loan B
9.180% SOFR30A 3.750% 10/08/27 6,039,241
2,097 Level 3 Financing Inc., Term
Loan B1 , (DD1)
11.875% TSFR1M 6.560% 4/15/29 2,065,915
1,915 Level 3 Financing Inc., Term
Loan B2 , (DD1)
11.875% TSFR1M 6.560% 4/15/30 1,881,102
321 Lumen Technologies, Inc., Term
Loan B1
7.780% 1-Week LIBOR 2.350% 4/16/29 233,269
328 Lumen Technologies, Inc., Term
Loan B2
7.780% SOFR30A 2.350% 4/15/30 232,012
967 Numericable Group SA, Term
Loan B11
8.341% 3-Month LIBOR 2.750% 7/31/25 869,833
9,338 Virgin Media Bristol LLC, Term
Loan N
7.935% SOFR30A 2.500% 1/31/28 9,178,086
440 Zayo Group Holdings, Inc., Term
Loan , (WI/DD)
TBD TBD TBD TBD 381,632
3,651 Ziggo Financing Partnership,
Term Loan I
7.935% SOFR30A 2.500% 4/28/28 3,607,996
Total Telecommunication Services 38,146,233
Transportation - 5.2% (3.5% of Total Investments)
3,116 AAdvantage Loyalty IP Ltd.,
Term Loan
10.336% SOFR90A 4.750% 4/20/28 3,245,309
515 Air Canada, Term Loan B 7.833% TSFR3M 2.500% 3/14/31 519,184
7,044 American Airlines, Inc., Term
Loan B
8.598% SOFR90A 2.750% 2/06/28 7,065,862
136 American Airlines, Inc., Term
Loan, First Lien
7.074% SOFR90A 1.750% 1/29/27 136,119
2,171 Brown Group Holding, LLC,
Term Loan B
8.166% SOFR30A 2.750% 4/22/28 2,175,361
2,278 Brown Group Holding, LLC,
Term Loan B2
8.332% 3.000% 6/09/29 2,283,797
926 Hertz Corporation, (The), Term
Loan B
8.680% SOFR30A 3.250% 6/30/28 854,765
183 Hertz Corporation, (The), Term
Loan C
8.680% SOFR30A 3.250% 6/30/28 168,759
958 Kestrel Bidco Inc., Term Loan B 8.418% TSFR1M 3.000% 12/11/26 960,304
2,970 KKR Apple Bidco, LLC, Term
Loan
8.180% TSFR1M 2.750% 9/25/28 2,976,644
8,227 Mileage Plus Holdings LLC,
Term Loan B
10.733% SOFR90A 5.250% 6/21/27 8,456,708
429 SkyMiles IP Ltd., Term Loan B 9.075% TSFR3M 3.750% 10/20/27 443,270
6,938 Uber Technologies, Inc., Term
Loan B
8.079% SOFR90A 2.750% 3/04/30 6,991,928

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Transportation (continued)
$ 4,990 WestJet Loyalty LP, Term Loan B 9.048% SOFR90A 3.750% 2/14/31 $ 5,005,319
Total Transportation 41,283,329
Utilities - 1.7% (1.2% of Total Investments)
7,276 Talen Energy Supply, LLC, Term
Loan B
9.877% SOFR90A 4.500% 5/27/30 7,309,742
5,941 Talen Energy Supply, LLC, Term
Loan B
9.877% SOFR90A 4.500% 5/27/30 5,968,173
302 Vistra Operations Company
LLC, Term Loan B3, First Lien
7.317% TSFR1M 2.000% 12/20/30 302,979
Total Utilities 13,580,894
Total Variable Rate Senior Loan Interests
(cost $952,870,907) 945,087,235
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 30 .6% ( 20 .8 % of Total Investments) X 244,082,465
Automobiles & Components - 0.7% (0.5% of Total Investments)
$ 2,699 (f),(g) Clarios Global LP / Clarios US Finance Co 6.250% 5/15/26 $ 2,695,783
3,000 (f) Ford Motor Credit Co LLC 7.200% 6/10/30 3,108,336
Total Automobiles & Components 5,804,119
Capital Goods - 2.1% (1.4% of Total Investments)
2,000 (g) Chart Industries Inc 7.500% 1/01/30 2,045,611
2,000 (g) EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/30 1,982,079
3,500 (g) Husky Injection Molding Systems Ltd / Titan Co-Borrower
LLC
9.000% 2/15/29 3,602,701
4,000 (f),(g) TK Elevator Holdco GmbH 7.625% 7/15/28 3,920,314
2,963 (f) TransDigm Inc 4.625% 1/15/29 2,714,078
2,000 (f),(g) Windsor Holdings III LLC 8.500% 6/15/30 2,083,049
Total Capital Goods 16,347,832
Commercial & Professional Services - 2.3% (1.6% of Total Investments)
3,000 (g) Allied Universal Holdco LLC 7.875% 2/15/31 3,006,625
2,000 (g) Allied Universal Holdco LLC / Allied Universal Finance Corp 6.625% 7/15/26 1,994,712
4,925 (f),(g) Boost Newco Borrower LLC 7.500% 1/15/31 5,083,053
1,200 (f),(g) GFL Environmental Inc 5.125% 12/15/26 1,168,552
2,650 (f),(g) Prime Security Services Borrower LLC / Prime Finance Inc 6.250% 1/15/28 2,588,829
2,316 (f),(g) Prime Security Services Borrower LLC / Prime Finance Inc 5.750% 4/15/26 2,286,869
2,500 (f),(g) Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/27 2,276,887
Total Commercial & Professional Services 18,405,527
Consumer Discretionary Distribution & Retail - 1.4% (0.9% of Total Investments)
3,900 (f),(g) Academy Ltd 6.000% 11/15/27 3,812,495
3,265 (g) Hertz Corp/The 4.625% 12/01/26 2,529,014
3,945 (f),(g) Michaels Cos Inc/The 7.875% 5/01/29 2,890,555
1,188 (f),(g) PetSmart Inc / PetSmart Finance Corp 4.750% 2/15/28 1,096,344
545 (f),(g) Staples Inc 7.500% 4/15/26 525,444
Total Consumer Discretionary Distribution & Retail 10,853,852
Consumer Services - 1.9% (1.3% of Total Investments)
6,617 (f),(g) 1011778 BC ULC / New Red Finance Inc 4.000% 10/15/30 5,706,328
1,193 (f),(g) 1011778 BC ULC / New Red Finance Inc 3.500% 2/15/29 1,064,980
1,895 (f),(g) Carnival Holdings Bermuda Ltd 10.375% 5/01/28 2,054,686
1,201 (f),(g) Life Time Inc 5.750% 1/15/26 1,187,940
5,000 (f),(g) Merlin Entertainments Group US Holdings Inc 7.375% 2/15/31 5,023,431
Total Consumer Services 15,037,365

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JQC
Principal
Amount (000)   Description (a) Coupon Maturity Value
Consumer Staples Distribution & Retail - 0.5% (0.3% of Total Investments)
$ 4,000 (f),(g) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4.625% 1/15/27 $ 3,821,941
Total Consumer Staples Distribution & Retail 3,821,941
Energy - 3.2% (2.1% of Total Investments)
2,545 (g) Borr IHC Ltd / Borr Finance LLC 10.000% 11/15/28 2,630,828
2,000 (f),(g) Citgo Petroleum Corp 7.000% 6/15/25 1,997,950
5,000 (f),(g) DT Midstream Inc 4.375% 6/15/31 4,438,781
3,201 (f),(g) Hilcorp Energy I LP / Hilcorp Finance Co 6.250% 11/01/28 3,153,921
1,000 (f) Matador Resources Co 5.875% 9/15/26 998,561
1,201 (f),(g) MEG Energy Corp 5.875% 2/01/29 1,161,963
2,000 (f) Southwestern Energy Co 4.750% 2/01/32 1,801,131
4,000 (g) Talos Production Inc 9.375% 2/01/31 4,262,794
1,500 (g) Talos Production Inc 9.000% 2/01/29 1,582,590
1,500 (g) Transocean Inc 11.500% 1/30/27 1,561,751
1,500 (f),(g) Weatherford International Ltd 8.625% 4/30/30 1,557,586
Total Energy 25,147,856
Equity Real Estate Investment Trusts (REITs) - 0.6% (0.4% of Total Investments)
5,250 (f) American Tower Corp 2.950% 1/15/51 3,169,215
2,000 Crown Castle Inc 2.250% 1/15/31 1,608,336
Total Equity Real Estate Investment Trusts (REITs) 4,777,551
Financial Services - 0.1% (0.1% of Total Investments)
1,000 (f),(g) LPL Holdings Inc 4.625% 11/15/27 952,897
Total Financial Services 952,897
Health Care Equipment & Services - 2.2% (1.5% of Total Investments)
3,250 (f),(g) CHS/Community Health Systems Inc 8.000% 3/15/26 3,234,178
492 (g) Heartland Dental LLC / Heartland Dental Finance Corp 8.500% 5/01/26 490,229
1,975 (f),(g) Mozart Debt Merger Sub Inc 3.875% 4/01/29 1,769,266
3,210 (f),(g) Select Medical Corp 6.250% 8/15/26 3,211,203
3,375 (f),(g) Team Health Holdings Inc 13.500% 6/30/28 3,737,812
5,500 (f) Tenet Healthcare Corp 6.125% 10/01/28 5,430,993
Total Health Care Equipment & Services 17,873,681
Insurance - 0.7% (0.5% of Total Investments)
2,175 (f),(g) Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer
6.750% 4/15/28 2,172,705
625 (f),(g) Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer
4.250% 10/15/27 583,004
3,000 (f),(g) HUB International Ltd 7.250% 6/15/30 3,044,007
Total Insurance 5,799,716
Materials - 3.1% (2.1% of Total Investments)
3,500 (f),(g) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4.000% 9/01/29 2,885,117
6,425 (f) Ball Corp 6.000% 6/15/29 6,393,088
4,000 (f),(g) Herens Holdco Sarl 4.750% 5/15/28 3,452,624
2,000 (f),(g) LABL Inc 9.500% 11/01/28 2,000,746
5,000 (f),(g) Novelis Corp 4.750% 1/30/30 4,575,104
5,190 (f),(g) Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC
4.375% 9/30/28 4,776,404
619 (f),(g) Trinseo Materials Operating SCA / Trinseo Materials Finance
Inc
5.375% 9/01/25 491,908
Total Materials 24,574,991

Principal
Amount (000)   Description (a) Coupon Maturity Value
Media & Entertainment - 2.9% (2.0% of Total Investments)
$ 3,000 (f),(g) Altice Financing SA 5.750% 8/15/29 $ 2,228,323
7,000 (f) Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 4,427,784
3,000 (f),(g) Clear Channel Outdoor Holdings Inc 5.125% 8/15/27 2,780,767
18 iHeartCommunications Inc 6.375% 5/01/26 15,032
3,000 (f),(g) LCPR Senior Secured Financing DAC 5.125% 7/15/29 2,505,618
2,799 (f),(g) McGraw-Hill Education Inc 5.750% 8/01/28 2,595,716
500 (g) Radiate Holdco LLC / Radiate Finance Inc 4.500% 9/15/26 381,866
2,000 (g) Virgin Media Secured Finance PLC 5.500% 5/15/29 1,817,879
6,006 (f),(g) VZ Secured Financing BV 5.000% 1/15/32 5,059,083
1,305 (f),(g) Ziggo Bond Co BV 6.000% 1/15/27 1,283,041
Total Media & Entertainment 23,095,109
Pharmaceuticals, Biotechnology & Life Sciences - 0.3% (0.2% of Total Investments)
2,000 (f) Amgen Inc 3.150% 2/21/40 1,459,342
1,500 (f),(g) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 1,297,052
Total Pharmaceuticals, Biotechnology & Life Sciences 2,756,394
Software & Services - 0.5% (0.4% of Total Investments)
1,185 (g) Open Text Holdings Inc 4.125% 12/01/31 1,015,633
3,666 (g) Rackspace Finance LLC 3.500% 5/15/28 1,741,214
1,500 (f),(g) SS&C Technologies Inc 5.500% 9/30/27 1,458,027
Total Software & Services 4,214,874
Technology Hardware & Equipment - 0.2% (0.1% of Total Investments)
1,975 (f),(g) Commscope Inc 4.750% 9/01/29 1,377,563
Total Technology Hardware & Equipment 1,377,563
Telecommunication Services - 5.2% (3.5% of Total Investments)
6,313 (f),(g) Frontier Communications Holdings LLC 5.875% 10/15/27 6,055,168
2,000 (f) Frontier Communications Holdings LLC 5.875% 11/01/29 1,669,853
1,978 (f),(g) Frontier Communications Holdings LLC 6.000% 1/15/30 1,648,158
1,000 (g) Frontier Communications Holdings LLC 8.625% 3/15/31 1,009,973
1,500 (f),(g) Iliad Holding SASU 7.000% 10/15/28 1,466,517
12,419 (g) Level 3 Financing Inc 10.500% 5/15/30 12,306,256
1,000 (g) Level 3 Financing Inc 4.875% 6/15/29 627,749
4,000 (f) T-Mobile USA Inc 3.500% 4/15/31 3,517,857
5,180 (f),(g) Vmed O2 UK Financing I PLC 4.250% 1/31/31 4,231,825
10,000 (f),(g) Ziggo BV 4.875% 1/15/30 8,750,452
Total Telecommunication Services 41,283,808
Transportation - 0.8% (0.6% of Total Investments)
1,975 (f) Delta Air Lines Inc 3.750% 10/28/29 1,779,583
3,250 (f),(g) Mileage Plus Holdings LLC / Mileage Plus Intellectual
Property Assets Ltd
6.500% 6/20/27 3,255,488
1,623 (f),(g) United Airlines Inc 4.625% 4/15/29 1,495,804
Total Transportation 6,530,875
Utilities - 1.9% (1.3% of Total Investments)
1,940 (f) Pacific Gas and Electric Co 4.550% 7/01/30 1,800,653
2,000 (f) Pacific Gas and Electric Co 4.500% 7/01/40 1,622,913
6,318 (f) PG&E Corp 5.000% 7/01/28 6,019,966
3,000 (f) PG&E Corp 5.250% 7/01/30 2,808,880
3,000 (g) Talen Energy Supply LLC 8.625% 6/01/30 3,174,102
Total Utilities 15,426,514
Total Corporate Bonds
(cost $241,501,382) 244,082,465

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JQC
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 5.8% (3.9% of Total
Investments) X 46,442,558
$ 1,000 (g),(h) CIFC Funding 2020-I Ltd, (TSFR3M reference rate + 6.512%
spread), 2020 1A
11.840% 7/15/36 $ 1,003,700
6,700 (g),(h) Elmwood CLO 26 Ltd, (TSFR3M reference rate + 6.450%
spread), 2024 1A
11.741% 4/18/37 6,736,019
2,000 (g),(h) Elmwood CLO 26 Ltd, (TSFR3M reference rate + 3.600%
spread), 2024 1A
8.891% 4/18/37 2,003,846
1,000 (g),(h) Invesco US CLO 2023-1 Ltd, (TSFR3M reference rate +
6.900% spread), 2023 1A
12.186% 4/22/37 1,004,756
4,000 (g),(h) KKR Clo 32 Ltd, (TSFR3M reference rate + 5.300% spread),
2024 32A, (WI/DD)
0.000% 4/15/37 4,017,112
5,750 (g),(h) Magnetite XXXV Ltd, (TSFR3M reference rate + 7.250%
spread), 2022 35A
12.574% 10/25/36 6,018,352
4,000 (g),(h) Neuberger Berman CLO Ltd, (TSFR3M reference rate +
6.500% spread), 2024 55A
0.000% 4/22/38 4,023,348
1,500 (g),(h) Neuberger Berman Loan Advisers Lasalle Street Lending
Clo II Ltd, (TSFR3M reference rate + 7.600% spread), 2024
1A, (WI/DD)
0.000% 4/20/38 1,508,288
5,500 (g),(h) Neuberger Berman Loan Advisers NBLA CLO 53 Ltd,
(TSFR3M reference rate + 7.625% spread), 2023 23-53A
12.948% 10/24/32 5,521,544
825 (g),(h) OHA Credit Funding 11 Ltd, (TSFR3M reference rate +
7.250% spread), 2022 11A
12.577% 7/19/33 828,860
2,000 (g),(h) OHA Credit Partners XV Ltd, (TSFR3M reference rate +
4.500% spread), 2017 15A
9.826% 4/20/37 2,003,562
2,500 (g),(h) RAD CLO 24 Ltd, (TSFR3M reference rate + 6.500% spread),
2024 24A, (WI/DD)
0.000% 7/20/37 2,500,000
9,250 (g),(h) Rad CLO 7 Ltd, (TSFR3M reference rate + 4.150% spread),
2020 7A
9.467% 4/17/36 9,273,171
Total Asset-Backed and Mortgage-Backed Securities
(cost $45,990,990) 46,442,558
Shares Description (a) Value
X –
COMMON STOCKS - 1 .8% ( 1 .2 % of Total Investments) X 13,851,371
Consumer Discretionary Distribution & Retail - 0.0% (0.0% of Total Investments)
196 (i) Belk Inc $ 1,764
Total Consumer Discretionary Distribution & Retail 1,764
Consumer Services - 0.1% (0.1% of Total Investments)
41,905 (i) Cengage Learning Holdings II Inc 607,623
1,225 (i) Crown Finance US Inc 23,183
Total Consumer Services 630,806
Energy - 0.4% (0.3% of Total Investments)
152,316 (i) Tal Shares Quartenorth Entitlement 2,007,519
31,358 (i) Vantage Drilling International 893,703
Total Energy 2,901,222
Health Care Equipment & Services - 0.0% (0.0% of Total Investments)
211,860 (i),(j) Millennium Health LLC 21,186
198,883 (i),(j) Millennium Health LLC 1,989
242,758 (i) Onex Carestream Finance LP 24,276
Total Health Care Equipment & Services 47,451
Materials - 0.0% (0.0% of Total Investments)
89 LyondellBasell Industries NV, Class A 8,897
Total Materials 8,897

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
Shares Description (a) Value
Media & Entertainment - 0.4% (0.3% of Total Investments)
10,159 (i) Catalina Marketing Corp $ 1,270
183,143 Cineworld Group PLC 3,465,981
8 (i) Cumulus Media Inc, Class A 21
Total Media & Entertainment 3,467,272
Semiconductors & Semiconductor Equipment - 0.0% (0.0% of Total Investments)
39,129 (i) Bright Bidco BV 11,621
28,645 (i) Bright Bidco BV 8,508
Total Semiconductors & Semiconductor Equipment 20,129
Software & Services - 0.2% (0.1% of Total Investments)
326,337 (i) Avaya Inc 1,346,140
68,536 (i) Avaya Inc 282,711
Total Software & Services 1,628,851
Utilities - 0.7% (0.4% of Total Investments)
2,318 (i),(j),(k) Vistra Vision 5,144,979
Total Utilities 5,144,979
Total Common Stocks
(cost $34,386,166) 13,851,371
Shares Description (a) Value
X –
WARRANTS - 0 .0% ( 0 .0 % of Total Investments) X 10,878
Energy - 0.0% (0.0% of Total Investments)
629 California Resources Corp $ 10,831
Total Energy 10,831
Media & Entertainment - 0.0% (0.0% of Total Investments)
4,644 (j) Tenerity Inc 47
Total Media & Entertainment 47
Total Warrants
(cost $1,109,308) 10,878
Total Long-Term Investments
(cost $1,275,858,753) 1,249,474,507
Shares Description (a) Coupon Value
SHORT-TERM INVESTMENTS - 8.6% (5.9% of Total Investments)
X –
INVESTMENT COMPANIES - 8.6% (5.9% of Total Investments) X 68,853,776
68,853,776 BlackRock Liquidity Funds T-Fund 4.720%(l) $ 68,853,776
Total Investment Companies
(cost $68,853,776) 68,853,776
Total Short-Term Investments
(cost $68,853,776) 68,853,776
Total Investments (cost $ 1,344,712,529 ) - 165 .2% 1,318,328,283
Borrowings - (26.5)% (m),(n) (211,600,000)
Reverse Repurchase Agreements, including accrued interest - (17.9)%(o) (142,815,654)
TFP Shares, Net - (17.4)%(p) (139,190,393)
Other Assets & Liabilities, Net -  14.4% (26,541,632)
Net Assets Applicable to Common Shares - 100% $ 798,180,604

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JQC
financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 945,087,235 $ – $ 945,087,235
Corporate Bonds – 244,082,465 – 244,082,465
Asset-Backed and Mortgage-Backed
Securities – 46,442,558 – 46,442,558
Common Stocks 2,910,140 5,773,077 5,168,154 13,851,371
Warrants 10,831 – 47 10,878
Short-Term Investments:
Investment Companies 68,853,776 – – 68,853,776
Total
$ 71,774,747 $ 1,241,385,335 $ 5,168,201 $ 1,318,328,283
Level 3
Common Stocks Warrants
Balance at the beginning of period $453,223 $5
Gains (losses):
Net realized gains (losses) - -
Change in net unrealized appreciation (depreciation) 2,697,120 42
Purchases at cost 2,312,143 0
Sales at proceeds - -
Net discounts (premiums) - -
Transfers into - -
Transfers (out of) (294,332) -
Balance at the end of period $5,168,154 $47
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $2,819,217 $42
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Common Stocks $- $- $294,332 $- $- $(294,332)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(c) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $207,573,000 have been pledged as collateral for reverse repurchase agreements.
(g) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $240,179,422 or 20.4% of Total Investments.
(h) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) For fair value measurement disclosure purposes, investment classified as Level 3.
(k) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(l) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(m) Borrowings as a percentage of Total Investments is 18.0%.
(n) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(o) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 12.1%.
(p) TFP Shares, Net as a percentage of Total Investments is 11.8%.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.